Business segment information	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company has four business segments, Scales, Pet Electronics Products, Rental and Management and Others for the fiscal years ended March 31, 2019 and 2020. The Chief Operating Decision Maker, identified as the Chief Executive Officer and Chief Financial Officer, reviews these segment results when making decisions about allocating revenues and assessing the performance of the Company.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications. Revenue from scale products was 45% (2019: 67%) of overall revenue of the Company for the fiscal year ended March 31, 2020, and the Company expects that the revenue will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications. Revenue from pet electronics products was 48% (2019: 14%) of overall revenue of the Company for the fiscal year ended March 31, 2020, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

Rental and Management involve leasing out part of our factories and machinery to third parties. The management decided to identify and expand the rental and management segment during the fiscal year ended March 31, 2018 with the signing of an agreement with Fangda, a property developer in Shenzhen, to cooperate in reconstructing and redeveloping the Shenzhen factory to generate more rental revenue in the future. Revenue from rental and management was 7% (2019: 19%) of overall revenue of the Company for the fiscal year ended March 31, 2020. The Shenzhen factory was rented to a third party with a lease term from August 1, 2013 to August 1, 2019; however, the rent terminated as at January 31, 2019. The Company expects that the revenue from rental and management will continue to contribute a similar level of revenue for the next 12 months.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2018, 2019, and 2020:

	Year ended March 31,
Product Line	2018	2019	2020
Scales and Others	68%	67%	45%
Pet Electronics Products	16%	14%	48%
Rental and Management	16%	19%	7%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

(a)	Summarized financial information by business segment as of March 31, 2018, 2019 and 2020 is as follows:

	Net sales	Costs of Revenue	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2018

Scales and Others	7,862	4,809	208	8,211	479	79
Pet Electronics Products	1,861	1,139	49	1,944	113	19
Rental and Management	1,800	1,010	(19)	5,622	784	266

Total operating segments	11,523	6,958	238	15,777	1,376	364
Corporate	—	—	—	8,978	—	—

Group	11,523	6,958	238	24,755	1,376	364

2019

Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

2020

Scales and Others	5,936	3,194	548	5,026	294	543
Pet Electronics Products	6,259	1,757	767	5,298	310	572
Rental and Management	901	739	(953)	4,026	442	9

Total operating segments	13,096	5,690	362	14,350	1,046	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,046	1,124

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong and the PRC.

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2019	2020
	$ in thousands	$ in thousands
Hong Kong	845	797
The PRC	8,746	8,642

Property, plant and equipment, net	9,591	9,439

(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2018, 2019 and 2020:

	Year ended March 31,
	2018		2019		2020
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	4,807	42	3,184	32	7,453	57
Germany	3,621	31	3,760	38	3,613	28
The PRC	2,054	18	2,265	23	1,288	10

	10,482	91	9,209	93	12,354	95

(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2018, 2019 and 2020:

		Year Ended March 31,
		2018		2019		2020
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	3,579	31	3,715	37	3,573	27
Customer C	Scales	1,599	14	1,225	12	1,239	9
Customer B	Scales and Pet Electronics Products	1,662	14	1,027	10	313	2
Customer E	Rental and Management	1,050	9	996	10	—	—
Customer D	Scales	1,115	10	21	—	—	—

		9,005	78	6,984	69	5,125	38